Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$114,228,861.15	0.2289156	$76,707,475.74	0.1537224	$37,521,385.40
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$789,458,861.15	0.5223949	$751,937,475.74	0.4975665	$37,521,385.40

Weighted Avg. Coupon (WAC)	3.98%		3.99%
Weighted Avg. Remaining Maturity (WARM)	40.91		40.02
Pool Receivables Balance	$831,962,993.47		$792,248,846.09
Remaining Number of Receivables	64,220		62,875

Adjusted Pool Balance	$822,352,980.36		$783,268,203.90

III. COLLECTIONS

Principal:
Principal Collections					$38,518,902.85
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$1,157,454.14
Total Principal Collections					$39,676,356.99

Interest:
Interest Collections					$2,614,382.18
Late Fees & Other Charges					$61,900.64
Interest on Repurchase Principal					$-
Total Interest Collections					$2,676,282.82

Collection Account Interest					$297.56
Reserve Account Interest					$66.07
Servicer Advances					$-

Total Collections					$42,353,003.44

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$42,353,003.44
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$50,134,802.64
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$693,302.49	$-	$693,302.49	$693,302.49
Collection Account Interest					$297.56
Late Fees & Other Charges					$61,900.64
Total due to Servicer					$755,500.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$38,076.29		$38,076.29
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$329,174.96		$329,174.96	$329,174.96

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$41,190,403.95

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$37,521,385.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,521,385.40
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,521,385.40		$37,521,385.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$37,521,385.40

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,669,018.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,610,013.11
Beginning Period Amount	$9,610,013.11
Current Period Amortization	$629,370.92
Ending Period Required Amount	$8,980,642.19
Ending Period Amount	$8,980,642.19
Next Distribution Date Amount	$8,377,271.24

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$32,894,119.21	$31,330,728.16	$31,330,728.16
Overcollateralization as a % of Original Adjusted Pool		2.11%	2.01%	2.01%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	62,214	98.57%	$780,950,017.71
30 - 60 Days	0.89%	561	1.22%	$9,649,765.31
61 - 90 Days	0.13%	83	0.17%	$1,365,706.19
91 + Days	0.03%	17	0.04%	$283,356.88
		62,875		$792,248,846.09
Total
Delinquent Receivables 61 + days past due	0.16%	100	0.21%	$1,649,063.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	134	0.29%	$2,381,500.19
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	206	0.41%	$3,594,348.54
Three-Month Average Delinquency Ratio	0.23%		0.30%

Repossession in Current Period		49		$868,956.74
Repossession Inventory		84		$626,313.93

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,195,244.53
Recoveries				$(1,157,454.14)
Net Charge-offs for Current Period				$37,790.39

Beginning Pool Balance for Current Period				$831,962,993.47

Net Loss Ratio				0.05%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$8,610,234.93
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$2,922,672.38
Number of Extensions				165

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